1775 I Street, N.W.
Washington, DC 20006-2401
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

STEPHEN T. COHEN

stephen.cohen@dechert.com
+1 202 261 3304 Direct
+1 202 261 3024 Fax

September 1, 2010

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	UBS Money Series (the “Registrant”)
File Nos. 333-52965 and 811-08767
Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, (i) that the form of the Registrant’s Prospectuses for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund, that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment and (ii) that the text of the Amendment was filed electronically via EDGAR with the Commission on August 27, 2010.

If you have any questions or comments, please contact the undersigned at 202.261.3304.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen

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